General and Administration Expenses (Details) - Schedule of General and Administration Expenses - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Schedule of General and Administration Expenses [Line Items]
Total general and administration expenses	$ 4,138	$ 2,012	$ 11,777	$ 5,530	$ 8,012	$ 7,443
Salaries, and other employee benefits [Member]
Schedule of General and Administration Expenses [Line Items]
Total general and administration expenses	2,873	979	7,706	3,122	2,352	1,463
Depreciation expense [Member]
Schedule of General and Administration Expenses [Line Items]
Total general and administration expenses	17	(13)	41	21	88	0
Compliance, legal and regulatory [Member]
Schedule of General and Administration Expenses [Line Items]
Total general and administration expenses	821	517	2,393	1,210	1,774	2,584
Occupancy expenses [Member]
Schedule of General and Administration Expenses [Line Items]
Total general and administration expenses	99	79	251	113	84	82
Advertising and investor relations [Member]
Schedule of General and Administration Expenses [Line Items]
Total general and administration expenses	149	388	854	813	1,249	1,993
Other administration expenses [Member]
Schedule of General and Administration Expenses [Line Items]
Total general and administration expenses	$ 179	$ 62	$ 532	$ 251	$ 316	$ 258